RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

26.                               RELATED PARTY BALANCES AND TRANSACTIONS

Save as disclosed elsewhere in the financial statements, significant balances and transactions with related parties are as follows:

a.   Amounts due from related parties

Name of related party	As of December 31, 2010	As of December 31, 2011
Wuxi Bright Wanbang, equity investment of the Company	$343	$—
Liaoning Daxing Steel Pipes Co., Ltd. and related companies, group of companies controlled by non-controlling investors of subsidiaries (“Liaoning Daxing Group”)	1	—
Wuxi Eastar Co., Ltd., company controlled by Mr. Piao’s family	—	148
Wuxi Huayi, company controlled by Mr. Piao	2	—
Chaoyang Seamless Oil, company controlled by non-controlling investors of Chaoyang Seamless	453	—
	$799	$148

b.   Amounts due to related parties

Name of related party	As of December 31, 2010	As of December 31, 2011
Wuxi Quanhua Material Co., Ltd. (“WXQH”), company controlled by Mr. Piao’s family	$613	$891
Wuxi Bright Wanbang, equity investment of the Company	—	961
Xuyi Aihua Oil Pipe Anticorrosive Product Co., Ltd. (“XYAH”), company controlled by Mr. Piao’s family	968	1,486
Wuxi Eastar Co., Ltd	1,572	—
Wuxi Longhua Steel Pipes Company Limited (“WXLH”), company controlled by Mr. Piao	—	11,110
Wang Ren, Ou Xiangli, non-controlling investors of Chaoyang Seamless	4,439	—
Mr. Longhua Piao	75	—
Liaoning Daxing Group.	3,402	3,491
Jilin Yude Co., Ltd., company controlled by non-controlling investors of subsidiary.	1	—
	$11,070	$17,939

c.   Transactions with related parties are as follows:

(a) Sales of goods

	Year ended
Name of related party	December 31, 2009	December 31, 2010	December 31, 2011
Wuxi Bright Wanbang	$1,386	$2,326	$3,351
Wuxi Eastar Co., Ltd	4,649	—	12
Jilin Yude Co., Ltd.,	679	—	—

(b) Sales of waste materials

	Year ended
Name of related party	December 31, 2009	December 31, 2010	December 31, 2011
WXAH	$25	$13	$19
Liaoning Daxing Group	—	—	19

(c) Purchase of goods

	Year ended
Name of related party	December 31, 2009	December 31, 2010	December 31, 2011
Wuxi Shinan (Wuxi Shinan ceased to be a related party subsequent to the disposal of subsidiary in February 2010)	$2,651	$—	$—
XYAH	3,423	2,053	3,069
Liaoning Daxing Group	18	—	—
Chaoyang Seamless Oil	938	—	—

(d) Purchase of property, plant and equipment

	Year ended
Name of related party	December 31, 2009	December 31, 2010	December 31, 2011
Wuxi Longhua Steel Pipes Company Limited (“WXLH”), company controlled by Mr. Piao.	$73	$—	$—
WXAH	10	—	—
Wuxi Eastar Co., Ltd	1,103	20,530	6,307
Chaoyang Seamless Oil	8,007	—	—
Liaoning Daxing Group	—	4,173	16

Wuxi Eastar Co., Ltd purchased property and equipment on behalf of Wuxi Pipe as an agent.

(e) Sale of property, plant and equipment

	Year ended
Name of related party	December 31, 2009	December 31, 2010	December 31, 2011
Liaoning Daxing Group	$—	$—	$30

(f) Transportation charges

	Year ended
Name of related party	December 31, 2009	December 31, 2010	December 31, 2011
WXQH	$3,406	$1,082	$1,665
Liaoning Daxing Group	187	176	528

WXQH and Liaoning Daxing Group provided certain delivery services to the Company.

(g) Rental of premises and vehicles

	Year ended
Name of related party	December 31, 2009	December 31, 2010	December 31, 2011
WXLH	$798	$805	$844
WXAH	22	—	—
Liaoning Daxing Group	33	23	41

The Company leased certain areas for production use from WXLH and rented vehicles from WXAH and Liaoning Daxing Group.

(h) Electricity charges

	Year ended
Name of related party	December 31, 2009	December 31, 2010	December 31, 2011
Liaoning Daxing Group	$104	$127	$—

The Company shared certain electricity supply with Liaoning Daxing Group for production use.

(i) Antirust service charges

	Year ended
Name of related party	December 31, 2009	December 31, 2010	December 31, 2011
WXAH	$10	$—	$—
Liaoning Daxing Group	—	—	108

WXAH and Liaoning Daxing Group provided certain antirust services to the Company.

(j) Anticorrosion service charges

	Year ended
Name of related party	December 31, 2009	December 31, 2010	December 31, 2011
Wuxi Bright Wanbang	$3,983	$3,301	$6,371

Wuxi Bright Wanbang provided certain anticorrosion services to the Company.

(k) Bill financing

In 2009, the Company issued certain bank and commercial acceptance notes to Wuxi Longhua in amounts that are greater than the actual amounts of purchases for its presentation to certain PRC banks for discounting and payment before the notes’ maturity dates, and the excess amount obtained through these notes were refunded by Wuxi Longhua to the Company. Such transactions have been accounted as financing transactions with the banks.

The Company had similar financial transactions with other related parties, namely Liaoyang Daze Spiral Welded Pipe Co., Ltd. (a related company of Liaoning Daxing Group controlled by non-controlling investors of subsidiaries) in 2010, Wuxi Longhua and Liaoning Daxing Group in 2011, respectively.